Offerings - Offering: 1	Sep. 04, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	11,500,000
Proposed Maximum Offering Price per Unit	19.75
Maximum Aggregate Offering Price	$ 227,125,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 33,523.65
Offering Note	Includes 1,500,000 shares of common stock that may be purchased by the underwriters upon the exercise of their option to purchase additional shares.The filing fee is calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended. This “Calculation of Filing Fee” table shall be deemed to update the “Calculation of Registration Fee” table in the registrant’s Registration Statement on Form S-3ASR (File No. 333-272640) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.